Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.52

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025130527	XXX	XXX	XXX	XXX	XXX	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - XXX FICO w/a minimum requirement of XXX.;	XXX Missing Verification of Liability (Contingent or Otherwise) - Missing documentation to verify borrower XXX installment payments of $XXX as stated on the final 1003., Client Comment: XXX Investor Acknowledged Exception.

XXX Missing evidence of the Seller XXX - Missing Seller CD., Client Comment: XXX No XXX Liability.
2025130675	XXX	XXX	XXX	XXX	XXX	XXX				Low LTV/CLTV/HCLTV - Low CLTV of XXX%.; Verified reserves - XXX+ months of verified reserves.;
2025130674	XXX	XXX	XXX	XXX	XXX	XXX				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of his business for XXX years.; Low DTI - DTI of XXX% < XXX% Max.;